Equity (Details) - Schedule of changes in share capital - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in share capital [Abstract]
Balance	[1]	224,087,799	130,414,799
Issuance of shares and warrants			93,673,000
Balance	[1]	390,949,079	224,087,799
Issuance of shares		100,000,000
Exercise of warrants		66,861,280

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.